IFRS 7 - Disclosure - Liquidity Risk - Summary of Liquid Assets by Type and Currency (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	$ 373,999	$ 367,311
Securities received as collateral from securities financing and derivative transactions	239,747	212,275
Total liquid assets	$ 613,746	$ 579,586
% of total	100.00%	100.00%
Encumbered liquid assets	$ 232,410	$ 207,544
Unencumbered liquid assets	381,336	372,042
Canadian Dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	96,369	93,458
Securities received as collateral from securities financing and derivative transactions	105,994	88,499
Total liquid assets	$ 202,363	$ 181,957
% of total	33.00%	31.00%
Encumbered liquid assets	$ 100,000	$ 85,452
Unencumbered liquid assets	102,363	96,505
Canadian Dollar [member] | Cash and due from banks [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	4,029	3,002
Total liquid assets	$ 4,029	$ 3,002
% of total	1.00%	1.00%
Encumbered liquid assets	$ 228	$ 1,098
Unencumbered liquid assets	3,801	1,904
Canadian Dollar [member] | Canadian government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	13,865	18,256
Securities received as collateral from securities financing and derivative transactions	74,980	63,463
Total liquid assets	$ 88,845	$ 81,719
% of total	14.00%	14.00%
Encumbered liquid assets	$ 54,585	$ 47,572
Unencumbered liquid assets	34,260	34,147
Canadian Dollar [member] | National Housing Act mortgage backed securities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	41,792	39,649
Securities received as collateral from securities financing and derivative transactions	34	42
Total liquid assets	$ 41,826	$ 39,691
% of total	7.00%	6.00%
Encumbered liquid assets	$ 3,232	$ 3,057
Unencumbered liquid assets	38,594	36,634
Canadian Dollar [member] | Provincial government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	13,738	12,720
Securities received as collateral from securities financing and derivative transactions	23,554	19,241
Total liquid assets	$ 37,292	$ 31,961
% of total	6.00%	5.00%
Encumbered liquid assets	$ 27,644	$ 23,651
Unencumbered liquid assets	9,648	8,310
Canadian Dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	8,293	6,622
Securities received as collateral from securities financing and derivative transactions	3,952	3,767
Total liquid assets	$ 12,245	$ 10,389
% of total	2.00%	2.00%
Encumbered liquid assets	$ 3,659	$ 3,769
Unencumbered liquid assets	8,586	6,620
Canadian Dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	11,290	10,554
Securities received as collateral from securities financing and derivative transactions	3,030	1,637
Total liquid assets	$ 14,320	$ 12,191
% of total	2.00%	2.00%
Encumbered liquid assets	$ 10,139	$ 6,028
Unencumbered liquid assets	4,181	6,163
Canadian Dollar [member] | Other marketable securities and/or loans [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	3,362	2,655
Securities received as collateral from securities financing and derivative transactions	444	349
Total liquid assets	$ 3,806	$ 3,004
% of total	1.00%	1.00%
Encumbered liquid assets	$ 513	$ 277
Unencumbered liquid assets	3,293	2,727
Other than Canadian dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	277,630	273,853
Securities received as collateral from securities financing and derivative transactions	133,753	123,776
Total liquid assets	$ 411,383	$ 397,629
% of total	67.00%	69.00%
Encumbered liquid assets	$ 132,410	$ 122,092
Unencumbered liquid assets	278,973	275,537
Other than Canadian dollar [member] | Cash and due from banks [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	24,424	24,046
Total liquid assets	$ 24,424	$ 24,046
% of total	4.00%	4.00%
Encumbered liquid assets	$ 32	$ 28
Unencumbered liquid assets	24,392	24,018
Other than Canadian dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	81,125	78,160
Securities received as collateral from securities financing and derivative transactions	2,199	1,576
Total liquid assets	$ 83,324	$ 79,736
% of total	14.00%	14.00%
Encumbered liquid assets	$ 7,030	$ 7,234
Unencumbered liquid assets	76,294	72,502
Other than Canadian dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	37,944	33,514
Securities received as collateral from securities financing and derivative transactions	36,871	37,666
Total liquid assets	$ 74,815	$ 71,180
% of total	12.00%	12.00%
Encumbered liquid assets	$ 38,888	$ 32,206
Unencumbered liquid assets	35,927	38,974
Other than Canadian dollar [member] | Other marketable securities and/or loans [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	4,543	4,786
Securities received as collateral from securities financing and derivative transactions	1	4
Total liquid assets	$ 4,544	$ 4,790
% of total	1.00%	1.00%
Encumbered liquid assets	$ 530	$ 191
Unencumbered liquid assets	4,014	4,599
Other than Canadian dollar [member] | U.S. government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	30,331	30,163
Securities received as collateral from securities financing and derivative transactions	45,037	37,691
Total liquid assets	$ 75,368	$ 67,854
% of total	12.00%	12.00%
Encumbered liquid assets	$ 36,209	$ 32,918
Unencumbered liquid assets	39,159	34,936
Other than Canadian dollar [member] | U.S. federal agency obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	49,733	47,150
Securities received as collateral from securities financing and derivative transactions	9,650	927
Total liquid assets	$ 59,383	$ 48,077
% of total	10.00%	8.00%
Encumbered liquid assets	$ 17,983	$ 7,522
Unencumbered liquid assets	41,400	40,555
Other than Canadian dollar [member] | Other sovereign obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	49,530	56,034
Securities received as collateral from securities financing and derivative transactions	39,995	45,912
Total liquid assets	$ 89,525	$ 101,946
% of total	14.00%	18.00%
Encumbered liquid assets	$ 31,738	$ 41,993
Unencumbered liquid assets	$ 57,787	$ 59,953